Parent Company Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Condensed Financial Statements [Abstract]
Parent Company Condensed Financial Statements
Note 18:	Parent Company Condensed Financial Statements

The condensed year-end 2011 and 2010 financial statements, pertaining only to First Advantage Bancorp, are as follows:

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Assets
Cash and cash equivalents	$9,929	$13,053
Investment in subsidiaries	53,210	50,142
ESOP trust loan receivable	3,162	3,362
Income tax receivable	13	26
Prepaid and other assets	200	200
Total Assets	$66,514	$66,783

Liabilities and Stockholders' Equity
Other liabilities	$39	$56
Stockholders' equity	66,475	66,727
Total Liabilities and Stockholder's Equity	$66,514	$66,783

Condensed Statement of Income	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Income
ESOP loan interest	$252	$266
Interest on reverse repurchase agreement	20	39
Total income	272	305

Operating expenses	345	350

Loss before equity in undistributed net income of subsidiaries	(73)	(45)

Equity in undistributed net income of subsidiaries	1,973	1,741
Net income	$1,900	$1,696

Statement of Cash Flows	December 31, 2011	December 31, 2010
	(Dollars in thousands)

Operating Activities
Net income	$1,900	$1,696
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries	(1,973)	(1,741)
Change in other assets	13	34
Change in other liabilities	12	7
Net cash used in operating activities	(48)	(4)

Investing Activities
Proceeds from repayment of ESOP loan from subsidary	200	191
Net cash provided in investing activities	200	191

Financing Activities
Stock purchased/retired - repurchase program	(2,923)	(5,782)
Cash received upon exercise of employee stock options	570	-
Cash paid for dividends	(923)	(983)
Net cash used in financing activities	(3,276)	(6,765)
Decrease in cash and cash equivalents	(3,124)	(6,578)
Cash and cash equivalents, beginning of year	13,053	19,631
Cash and cash equivalents, end of year	$9,929	$13,053